Share option plans	12 Months Ended
Dec. 31, 2012
Share option plans [Abstract]
Share option plans
Note 28 – Share option plans

The fair value of share options granted is recognized as personnel expenses, and in the year ended December 31, 2012, $8 million (2011: $10 million) were expensed in the income statement. These expenses have no effect on income taxes in the financial statements. However if the option is exercised a tax benefit will be recorded, as the gain is recorded as deductible for tax purposes. If the Company has to expense social security taxes related to the benefit of options exercised such expenses will be recorded at the exercise date.

In May 2005, a general meeting of the Company approved authorizing the Board of Directors to establish and maintain an option scheme (the "Seadrill Scheme") for encouraging the holding of shares in the Company. The Seadrill Scheme will expire in May 2016. The Seadrill Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The options are not transferable. The subscription price is at the discretion of the board of directors, provided the subscription price is never reduced below the par value of the share. The subscription price for certain options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of one to five years. There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

During 2012, 181,012 share options were granted. The assumptions used in estimating fair value are as follows: 0.67% risk-free interest rate, volatility of 24.3%, 0% dividend yield and an expected option term of four years. The risk-free interest rates were estimated using the US Treasury yield curve in effect at the time of grant for instruments with a similar life. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is also assumed that 100% of options granted will vest.

The following summarizes share option transactions related to the Seadrill Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$

Outstanding at beginning of year	5,420,438	26.16	5,512,400	20.30	6,199,833	13.87
Granted	181,012	37.41	1,786,771	34.68	1,910,000	29.94
Exercised	(1,415,000)	16.39	(1,638,165)	16.33	(2,329,000)	11.88
Forfeited	(312,559)	30.84	(240,568)	21.98	(268,433)	14.99
Outstanding at end of year	3,875,891	29.88	5,420,438	26.16	5,512,400	20.30
Exercisable at end of year	1,164,214	21.19	1,598,412	19.82	1,645,333	16.03

Options granted in 2006 had initial exercise prices between $2.23 and NOK102 ($16.28) per share, could be exercised one third each year beginning 12 months after they were granted, and expired between May 2010 and September 2011. Options granted in 2007 had initial exercise prices between NOK98.63 ($15.23) and NOK129.63 ($22.35) per share, could be exercised one third each year beginning 12 months after they were granted, and expired in September 2011. Options granted in 2008 had been repriced with exercise prices now being NOK 90.83 ($14.09) and NOK104.64 ($16.24) per share; they may be exercised one third each year beginning 12 months after they were granted, and expire in May 2014. These same prices and dates apply to the options granted in 2009. Options granted in April 2010 had exercise price of NOK 137.40 ($23.13), may be exercised one third after 12 or 15 months and expire in March/June 2015. Options granted in November 2010 had exercise prices of NOK 192.90 ($31.4) for American citizens or residents and NOK 185.20 ($31.06) for non-Americans. They may be exercised one fifth each year beginning 12 months after they were granted and expire in December 2015. Options granted in November 2011 had exercise prices of NOK202.10 ($34.68) and can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date. They expire in December 2016. During 2012, there were 181,012 options granted in different dates and with different strike prices, ranging from NOK 202,10 to NOK 224,53. They have the same exercise schedule as the 2011's grant and expire between December 2016 and December 2017.

The weighted average grant-date fair value of options granted during 2012 is $7.06 per share (2011: $7.07 per share, 2010: $8.96 per share).

As of December 31, 2012 there was $ 11 million in unrecognized compensation costs relating to non-vested options granted under the Options Schemes (2011: $20 million). This amount will be recognized as expense of $6 million in 2013, $3 million in 2014, $2 million in 2015 and less than a million in 2016 and 2017.

There were 3,875,891 options outstanding at December 31, 2012 (2011: 5,420,438). Their weighted average remaining contractual life was 39 months (2011: 45 months) and their weighted average fair value was $7.75 per option (2011: $11.20 per option). The weighted average parameters used in calculating these weighted average fair values are as follows: risk-free interest rate 2.25% (2011: 2.72%), volatility 28% (2011: 31%), dividend yield 0% (2011: 0%), option holder retirement rate 0% (2011: 0%) and expected term 5 years (2011: 5 years).

During 2012 the total intrinsic value of options exercised was $40 million (2011: $32 million, 2010: $22 million) on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2012 was $18 million and their average remaining term was 24 months.